Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests
Schedule of non-controlling interests

	RBS N.V. £m	Other interests £m	Total £m
At 1 January 2016	662	54	716
Currency translation and other adjustments	108	3	111
Profit attributable to non-controlling interests	6	4	10
Equity withdrawn and disposals	(43)	1	(42)
At 1 January 2017	733	62	795
Currency translation and other adjustments	22	(5)	17
Profit attributable to non-controlling interests	30	5	35
Dividends paid	(20)	(5)	(25)
Equity withdrawn and disposals	(59)	—	(59)
At 31 December 2017	706	57	763